Acquisition - Schedule of Allocation of Purchase Price to Tangible and Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Goodwill	$ 440	$ 0
Greenfield
Business Combination [Line Items]
Goodwill	440
Preliminary purchase price	2,500
Greenfield | Customer Related
Business Combination [Line Items]
Intangible assets	1,610
Greenfield | Licenses
Business Combination [Line Items]
Intangible assets	$ 450